Stock Options and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stock Options and Warrants [Abstract]
STOCK OPTIONS AND WARRANTS

NOTE 7 – STOCK OPTIONS AND WARRANTS

Stock Options

Omagine’s shareholders approved the reservation by Omagine of 2,500,000 Common Shares for issuance under the 2003 Omagine Inc. Stock Option Plan (the “2003 Plan”). The 2003 Plan expired on August 31, 2013. On March 6, 2014, the Board of Directors approved the adoption of the 2014 Omagine Inc. Stock Option Plan (the “2014 Plan”).

Both the 2003 Plan and the 2014 Plan are designed to attract, retain and motivate employees, directors, consultants and other professional advisors of Omagine and its subsidiaries (collectively, the “Recipients”) by giving such Recipients the opportunity to acquire stock ownership in Omagine through the issuance of stock options (“Stock Options”) to purchase Common Shares.

Omagine has registered for resale the 2.5 million Common Shares reserved for issuance under the 2003 Plan by filing a registration statement with the SEC on Form S-8. At September 30, 2014 and December 31, 2013, there were 2,285,000 unexpired Stock Options issued but unexercised under the 2003 Plan and all such Stock Options remain valid until the earlier of their exercise date or expiration date.

Pursuant to the 2014 Plan, 3,000,000 Common Shares were reserved for issuance. Omagine intends to seek its shareholders’ ratification of the adoption by Omagine of the 2014 Plan. At September 30, 2014, there were 40,000 unexpired Stock Options issued but unexercised under the 2014 Plan.

A summary of Stock Option activity for the nine months ended September 30, 2014 and 2013 (unaudited)

is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2013	2,299,000	$1.79	1.58	$52,960
Granted in Q1 2013	2,000	$1.38	-	-
Exercised in Q2 2013	(4,000)	-	-	-
Expired in Q2 2013	(6,000)	-	-	-
Expired in Q3 2013	(6,000)
Outstanding September 30, 2013	2,285,000	$1.72	0.83	$580

Exercisable at September 30, 2013	2,285,000	$1.72	0.83	$580

Outstanding at January 1, 2014	2,285,000	$1.72	1.43	$1,100
Granted in Q1 2014	40,000	$1.80	5.06
Outstanding September 30, 2014	2,325,000	$1.73	0.74	$68,340

Exercisable at September 30, 2014	2,315,000	$1.73	0.72	$68,340

Of the 2,325,000 Stock Options outstanding at September 30, 2014, 1,965,000 of such Stock Options (the "Strategic Options”) were issued by Omagine in 2012 to officers, directors and consultants of Omagine whose continued service was deemed by the Board of Directors to be particularly crucial to attaining LLC’s then strategic goal of signing the Development Agreement (“DA”) with the Government of Oman.

The Strategic Options are fully vested, exercisable at $1.70 per share, provide for a cashless exercise feature and currently expire on December 31, 2014. To continue to incentivize the retention and sustained service to the Company of its mission-critical employees and consultants, the expiration date of all Strategic Options was extended by Omagine in December 2012 to December 31, 2013 (the “First Extension“) and in December 2013 to December 31, 2014 (the “Second Extension”).

Of the 1,965,000 Strategic Options, an aggregate of 1,049,000 were granted to Omagine’s three officers, an aggregate of 150,000 were granted to Omagine’s then three independent directors and 750,000 were granted to the Deputy Managing Director of LLC who, pursuant to a March 2007 consulting agreement expiring on December 31, 2014, is also a consultant to the Company. The Deputy Managing Director of LLC also holds 160,000 Stock Options granted pursuant to his consulting agreement which are not Strategic Options, exercisable at $1.25 per share and expiring on March 31, 2017.

The $1,373,326 estimated fair value of the First Extension was calculated using the Black Scholes option pricing model and the following assumptions: (i) $1.77 share price, (ii) 370 day term of the First Extension, (iii) 125% expected volatility, (iv) 0.16% (370 day term) risk free interest rate and such $1,373,326 was expensed evenly by Omagine over the 370 day requisite service period of the First Extension (December 27, 2012 through December 31, 2013). The estimated fair value of the issuance in 2012 of the Strategic Options was $1,685,629.

The $671,440 estimated fair value of the Second Extension was calculated using the Black Scholes option pricing model and the following assumptions (i) $0.89 share price, (ii) 378 day term of the Second Extension, (iii) 144% expected volatility, (iv) 0.13% (378 day term) risk free interest rate, and such $671,440 is being expensed evenly over the 378 day requisite service period of the Second Extension (December 19, 2013 through December 31, 2014).

On January 15, 2013 an Omagine independent director was granted 2,000 Stock Options exercisable at $1.38 per share and expiring on January 14, 2018.

On April 8, 2013, the estate of a former Omagine director exercised 4,000 Stock Options; 2,000 at $0.51 per share and 2,000 at $0.85 per share.

On March 28, 2014, Omagine granted to 4 persons an aggregate of 40,000 Stock Options exercisable at $1.38 per share and expiring on March 27, 2019. One such person is an Omagine independent director and one is an Omagine officer. The $55,376 estimated fair value of the 40,000 Stock Options was calculated using the Black Scholes option pricing model and the following assumptions (i) $1.80 share price, (ii) a 5 year term, (iii) 106% expected volatility and (iv) 1.75% (5 year term) risk free interest rate. $48,491 of such estimated fair value was expensed in the nine months ended September 30, 2014, $3,423 will be expensed in the three months ending December 31, 2014 and $3,462 will be expensed in the three months ending March 31, 2015.

A summary of non-vested Stock Options and the Common Shares underlying such Stock Options for the nine months ended September 30, 2014 and 2013 (unaudited) is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Non-vested shares at January 1, 2013	30,000	$2.60	5.83
Granted in Q1 2013	2,000	$1.38	4.83
Vested in Q1 2013	(2,000)	$1.70	4.83
Vested in Q3 2013	(30,000)	$2.60	-
Non-vested shares at September 30, 2013	-	-	-

Non-vested shares at January 1, 2014	-	-	-
Granted in Q1 2014	40,000	$1.80	4.81
Vested in Q1 2014	(30,000)	$1.80	4.81
Non-vested shares at September 30, 2014	10,000	$1.80	4.55

Issued and outstanding Stock Options (all non-qualified) as of September 30, 2014 (unaudited) are as follows:

Year Granted	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2007	160,000	160,000	$ 1.25	March 31, 2017
2008	150,000	150,000	$ 2.60	September 23, 2018
2010	2,000	2,000	$ 0.51	June 30, 2015
2011	4,000	4,000	$ 0.85	May 16, 2016
2012	1,965,000	1,965,000	$ 1.70	December 31, 2014
2012	2,000	2,000	$ 1.70	April 12, 2017
2013	2,000	2,000	$ 1.38	January 14, 2018
2014	40,000	30,000	$ 1.80	March 27, 2019
Totals	2,325,000	2,315,000

 A summary of information about Stock Options outstanding at September 30, 2014 (unaudited) is as follows:

	Stock Options Outstanding			Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$ 0.50 - $1.00	6,000	$ 0.74	1.35	6,000	$ 0.74
$ 1.01 - $2.00	2,169,000	1.67	0.51	2,159,000	1.67
$ 2.01 - $3.00	150,000	2.60	4.04	150,000	2.60
Totals	2,325,000	$ 1.73	0.74	2,315,000	$ 1.73

As of September 30, 2014, there was $171,796 of unrecognized compensation cost relating to unexpired Stock Options. That cost is expected to be recognized $166,714 in 2014, $4,002 in 2015, $540 in 2016 and $540 in 2017.

Warrants

As of September 30, 2014 Omagine had 7,182,124 Common Stock purchase warrants (“Warrants”) issued and outstanding and as of November 13, 2014 Omagine has 6,932,124 Warrants issued and outstanding (See: Note 11 – Subsequent Events). The Warrants do not contain any price protection provisions that would require them to be classified as liabilities (subject to re-measurement at fair value each time a balance sheet is presented) rather than presented as a component of stockholders’ equity.

The Tempest Warrants

On June 24, 2014 in connection with the sale of 362,308 restricted Common Shares to an investor (See Note 6), Omagine issued 1,000,000 Warrants to such investor, each of which are exercisable for the purchase of one restricted Common Share at a per Common Share exercise price equal to the greater of: (a) $1.00 per Common Share, or (b) 80% of the closing sale price for a Common Share on the trading day immediately preceding the relevant exercise date (the “Tempest Warrants”). Both the exercise price of the Tempest Warrants and the number of Common Shares issuable upon exercise of the Tempest Warrants are subject to adjustment in the event of a stock split, combination or subdivision of the Common Stock, or a dividend, reclassification, reorganization, or spin off.

The Tempest Warrants and the Common Shares issuable upon exercise of the Tempest Warrants are “restricted securities” as that term is defined in the Securities Law. The Tempest Warrants expire on June 23, 2016 and are not redeemable by Omagine.

On August 15, 2014, 240,000 Tempest Warrants were transferred to an affiliate of the investor. The affiliate exercised the 240,000 Tempest Warrants at an exercise price of $1.40 per Common Share for proceeds of $336,000. On October 2, 2014 a further 250,000 Tempest Warrants were exercised by such affiliate (See: Note 11 – Subsequent Events). As of November 13, 2014, there are 510,000 Tempest Warrants issued and outstanding.

The Strategic Warrants

Omagine has 6,422,124 Warrants outstanding, 3,211,062 of which are exercisable for the purchase of one Common Share at a per Common Share exercise price of $5.00 and 3,211,062 of which are exercisable for the purchase of one Common Share at a per Common Share exercise price of $10.00 (collectively, the “Strategic Warrants”).

Omagine filed a post-effective amendment to its registration statement on Form S-1 (Commission File No. 333-183852) whereby the Strategic Warrants and the 6,422,124 Common Shares underlying the Strategic Warrants were registered by Omagine (the “Warrant Registration”). The Warrant Registration was declared effective by the SEC and its effective status has now expired. Omagine intends to file another post-effective amendment to the Warrant Registration in order to re-instate its effectiveness. Neither the exercise prices of the Strategic Warrants nor the number of Common Shares issuable upon exercise of the Strategic Warrants are subject to adjustment in the event of a stock split, combination or subdivision of the Common Stock, or a dividend, reclassification, reorganization, or spinoff.

On August 18, 2014, pursuant to a resolution of the Board of Directors, the expiration date for all Strategic Warrants was extended for a third time to June 30, 2015. All other terms and conditions of the Strategic Warrants remained the same. All Strategic Warrants expire on June 30, 2015 unless redeemed earlier by Omagine upon 30 days prior written notice to the Strategic Warrant holders.

NOTE 7 – STOCK OPTIONS AND WARRANTS

Stock Options

The Company’s shareholders approved the reservation by the Company of two million five hundred thousand (2,500,000) shares of Common Stock for issuance under the 2003 Omagine Inc. Stock Option Plan (the "2003 Plan"). The Company has registered for resale the 2.5 million shares of its Common Stock reserved for issuance under the 2003 Plan by filing a registration statement with the SEC on Form S-8. At December 31, 2013, there were 2,285,000 unexpired options (“Stock Options”) issued but unexercised under the 2003 Plan. The 2003 Plan expired on August 31, 2013 and all of the then outstanding Stock Options issued under the 2003 Plan remain valid until the earlier of their exercise date or expiration date.

On March 6, 2014, the Board of Directors approved the adoption of the 2014 Omagine Inc. Stock Option Plan (the “2014 Plan”) pursuant to which three million (3,000,000) shares of Common Stock were reserved for issuance thereunder. The Company intends to seek its shareholders’ ratification of the adoption by the Company of the 2014 Plan. As of December 31, 2013 there were no Stock Options issued under the 2014 Plan. (See Note 11- Subsequent Events).

Both the 2003 Plan and the 2014 Plan were designed to attract, retain and motivate employees, directors, consultants and other professional advisors of the Company and its subsidiaries (collectively, the “Recipients”) by giving such Recipients the opportunity to acquire stock ownership in the Company through the issuance of Stock Options to purchase shares of the Company’s Common Stock.

The following is a summary of stock option activity under the 2003 Plan for the years ended December 31, 2013 and 2012:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	344,000	$2.01	5.67	$13,860
Granted in 2012	2,017,000	$1.70	0.94	-
Exercised in 2012	-	-	-	-
Forfeited / Expired in 2012	(62,000)	$2.19	-	-
Outstanding December 31, 2012	2,299,000	$1.79	1.58	$52,960

Exercisable at December 31, 2012	2,269,000	$1.78	1.50	$52,960

Outstanding at January 1, 2013	2,299,000	$1.79	1.58	$52,960
Granted in 2013	2,000	$1.38	-	$-
Exercised in 2013	(4,000)	$0.68	-	$-
Forfeited / Expired in 2013	(12,000)	$3.55	-	$-
Outstanding December 31, 2013	2,285,000	$1.72	1.43	$1,100

Exercisable at December 31, 2013	2,285,000	$1.72	1.43	$1,100

On January 2, 2012, pursuant to a resolution of the Board of Directors dated December 8, 2011, the Company granted a total of 1,994,000 stock options (the “January 2012 Options”) to 13 individuals. On January 31, 2012, 50,000 January 2012 Options previously issued to an independent Director were cancelled in accordance with their terms upon such Director’s resignation. On April 9, 2012, an independent director died and, pursuant to the Plan, all 50,000 January 2012 Options previously granted to him immediately vested and the expiration date of his January 2012 Options and all others then held by him were fixed at April 8, 2013. On April 13, 2012, pursuant to a resolution of the Board of Directors, the Company granted a total of 21,000 additional January 2012 Options to 2 individuals (11,000 of which were granted to an individual who is an officer and director) for services rendered. Other than the former independent director that died, all other January 2012 Options vested 50% on the date of issuance and 50% on July 1, 2012 and were to expire on December 31, 2012. On December 26, 2012 pursuant to a resolution of the Board of Directors, the December 31, 2012 expiration date of the 1,965,000 January 2012 Options then outstanding was extended to December 31, 2013 (the “Extension”). On December 18, 2013, pursuant to a resolution of the Board of Directors, the December 31, 2013 expiration date of the 1,965,000 January 2012 Options then outstanding was extended to December 31, 2014 (the “Second Extension”).

Such grants of January 2012 Options included the grant of: (i) an aggregate of 1,049,000 January 2012 Options to the Company’s three Officers; (ii) an aggregate of 150,000 January 2012 Options to the Company’s then three independent Directors; (iii) a grant of 750,000 January 2012 Options to the Deputy Managing Director of Omagine LLC who is also a consultant to the Company and who also holds 160,000 stock options presently exercisable at $1.25 per share which expire on March 31, 2017 and which were granted pursuant to a March 2007 consulting agreement which expires on December 31, 2014; (iv) a grant of 10,000 January 2012 Options to a consultant to whom the Company paid consulting fees totaling $15,000 and $24,000 during each of the years ended December 31, 2013 and 2012 respectively; and (v) a grant of 5,000 January 2012 Options to the son of the Company’s President for website design services rendered (who was also paid $1,000 during the year ended December 31, 2012 for services rendered). The Company incurred an expense of $30,220 during 2012 for a sponsorship fee paid to an entity owned by the Deputy Managing Director of Omagine LLC.

All January 2012 Options are fully vested, provide for a cashless exercise feature, are exercisable at an exercise price of $1.70 per share and expire on December 31, 2014. The fair value of the 1,994,000 January 2012 Options granted in January 2012 was calculated using the Black-Scholes option pricing model and the following assumptions: (i) $1.70 share price, (ii) 1 year and 6 month terms [365 days and 184 days], (iii) 161% expected volatility, (iv) 0.10% [1 year term] and 0.04% [6 month term] risk free interest rates. The fair value of the 21,000 January 2012 Options granted in April 2012 was calculated using the Black-Scholes option pricing model and the following assumptions: (i) $1.70 share price, (ii) 9 month and 6 month terms, (iii) 161% expected volatility, (iv) 0.10% [9 month term] and 0.04% [6 month term] risk free interest rates.

The $1,685,629 estimated fair value of the initial issuance of all January 2012 Options was calculated using the Black-Scholes option pricing model and such $1,685,629 was expensed evenly by the Company over the one year 2012 requisite service period of such January 2012 Options.

The $1,373,326 estimated fair value of the Extension was calculated using the Black-Scholes option pricing model and the following assumptions: (i) $1.77 share price, (ii) 370 day term of the Extension, (iii) 125% expected volatility, (iv) 0.16% (370 day term) risk free interest rate and such $1,373,326 was expensed evenly by the Company over the 370 day requisite service period of the Extension (December 27, 2012 through December 31, 2013).

The $671,440 estimated fair value of the Second Extension was calculated using the Black Scholes option pricing model and the following assumptions (i) $0.89 share price, (ii) 378 day term of the Second Extension, (iii) 144% expected volatility, (iv) 0.13% (378 day term) risk free interest rate, and such $671,440 is being expensed evenly over the 378 day requisite service period of the Second Extension (December 19, 2013 through December 31, 2014).

On January 15, 2013 pursuant to a resolution of the Board of Directors an independent director was granted 2,000 stock options valued at $2,760 which expire on January 14, 2018 and are exercisable at $1.38.

Salvatore J. Bucchere was an independent director of the Company until his death in April 2012. On April 8, 2013, the Estate of Salvatore J. Bucchere exercised four thousand (4,000) stock options to purchase four thousand (4,000) shares of the Company’s Common Stock. 2,000 of such stock options were at an exercise price of $0.51 per share and the other 2,000 of such stock options were at an exercise price of $0.85 per share.

A summary of the status of the Company’s non-vested shares as of December 31, 2013 and 2012, and changes during the years then ended is as presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Nonvested shares at January 1, 2012	60,000	$2.60	6.83
Granted in 2012	2,017,000	$1.70	0.96
Forfeited / Expired in 2012	(50,000)	$1.70	0.92
Vested in 2012	(1,997,000)	$1.70	0.72
Nonvested shares at December 31, 2012	30,000	$2.60	5.83

Nonvested shares at January 1, 2013	30,000	$2.60	5.83
Granted in 2013	2,000	$1.38	4.83
Forfeited / Expired in 2013	-	$-	-
Vested in 2013	(32,000)	$2.52	3.83
Nonvested shares at December 31, 2013	-	-	-

Stock Options Outstanding as of December 31, 2013 (all non-qualified) consist of:
Year Granted	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2007	160,000	160,000	$1.25	March 31, 2017
2008	150,000	150,000	$2.60	September 23, 2018
2010	2,000	2,000	$0.51	June 30, 2015
2011	4,000	4,000	$0.85	May 16, 2016
2012	1,965,000	1,965,000	$1.70	December 31, 2014
2012	2,000	2,000	$1.70	April 12, 2017
2013	2,000	2,000	$1.38	January 14, 2018
Totals	2,285,000	2,285,000

The following table summarizes information about stock options outstanding at December 31, 2013:

	Stock Options Outstanding			Exercisable

Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$0.50 - $1.00	6,000	$0.74	2.11	6,000	$0.74
$1.01 - $2.00	2,129,000	1.67	1.19	2,129,000	1.67
$2.01 - $3.00	150,000	2.60	4.83	150,000	2.60
Totals	2,285,000	$1.72	1.43	2,285,000	$1.72

As of December 31, 2013, there was $650,508 of total unrecognized compensation cost relating to unexpired stock options. That cost is expected to be recognized $648,888 in 2014 and $540 in years 2015, 2016 and 2017.

Warrants

Simultaneously with the rights offering conducted by the Company between February 24, 2012 and March 30, 2012, the Company also distributed a total of 6,363,674 common stock purchase warrants (“Warrants “) to common stockholders of record on February 24, 2012 (the “Warrant Distribution”). Each Warrant is exercisable for the purchase of one whole share of Common Stock. The exercise price of 3,181,837 of such Warrants is $5.00 per share and the exercise price of the other 3,181,837 of such Warrants is $10.00 per share. In the Warrant Distribution, the Company did not distribute 58,450 Warrants (the “California Warrants”) to certain of its shareholders who were residents of California (the “California Shareholders”) because the registration and/or qualification in California of the California Warrants and the Common Stock underlying the California Warrants had not yet then been approved by the California Department of Corporations (the “California Approval”). The Company received the California Approval on February 13, 2013; the registration statement registering the California Warrants and the Common Stock underlying the California Warrants was declared effective by the SEC on April 26, 2013; and the Company distributed the 58,450 California Warrants (29,225 exercisable at $5 and 29,225 exercisable at $10) to the California Shareholders in May 2013. All Warrants expire on December 31, 2014 unless redeemed earlier by the Company upon 30 days prior notice to the Warrant holders. The exercise prices of the Warrants and the number of shares of Common Stock that the Company must issue upon exercise of Warrants shall not be subject to adjustment for any reason, including but not limited to, any combinations or subdivisions of Common Stock or any dividend, reclassification, reorganization, merger or spin off.